Consolidated Statements Of Stockholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2011	$ 8,063	$ 32	$ 1,938	$ 6,825	$ 303	$ (1,035)
Balances, issued shares at Dec. 31, 2011		193,230
Net income	1,222			1,222
Other comprehensive income	83				83
Common stock repurchases	(518)					(518)
Dividends declared	(166)		0	(166)
Stock-based compensation	82		82
Restricted stock grants and restricted stock unit vesting	0	$ 0
Restricted stock grants and restricted stock unit vesting, issued shares		15
Restricted stock forfeitures	0	$ 0	0
Restricted stock forfeitures, issued shares		(1)
Stock option exercises	60	$ 0	60
Stock option exercises, issued shares		1,227
Stock option and restricted stock tax benefit	21		21
Balance at Dec. 31, 2012	8,847	$ 32	2,101	7,881	386	(1,553)
Balances, issued shares at Dec. 31, 2012		194,471
Net income	1,231			1,231
Other comprehensive income	(228)				(228)
Common stock repurchases	(531)					(531)
Dividends declared	(170)		0	(170)
Stock-based compensation	92		92
Restricted stock grants and restricted stock unit vesting	0	$ 0
Restricted stock grants and restricted stock unit vesting, issued shares		563
Stock option exercises	67	$ 1	66
Stock option exercises, issued shares		1,242
Stock option and restricted stock tax benefit	8		8
Balance at Dec. 31, 2013	9,316	$ 33	2,267	8,942	158	(2,084)
Balances, issued shares at Dec. 31, 2013		196,276
Net income	1,147			1,147
Other comprehensive income	65				65
Common stock repurchases	(872)		(100)			(772)
Dividends declared	(173)		0	(173)
Stock-based compensation	98		98
Restricted stock grants and restricted stock unit vesting	0	$ 0
Restricted stock grants and restricted stock unit vesting, issued shares		966
Stock option exercises	$ 52	$ 0	52
Stock option exercises, issued shares	715	710
Stock option and restricted stock tax benefit	$ 13		13
Balance at Dec. 31, 2014	$ 9,646	$ 33	$ 2,330	$ 9,916	$ 223	$ (2,856)
Balances, issued shares at Dec. 31, 2014		197,952